UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund: BlackRock Basic Value Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund,                 Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
B/E Aerospace, Inc.	153,390	$7,074,347
Boeing Co.	233,170	29,598,600
Honeywell International, Inc.	99,575	11,157,379
Huntington Ingalls Industries, Inc.	89,460	12,250,652
Northrop Grumman Corp.	15,210	3,010,059
Raytheon Co.	66,194	8,117,370

		71,208,407
Airlines — 0.3%
American Airlines Group, Inc.	229,260	9,401,953
Auto Components — 1.5%
Lear Corp.	457,535	50,864,166
Magna International, Inc.	98,440	4,228,982

		55,093,148
Automobiles — 0.2%
Thor Industries, Inc.	117,903	7,518,674
Banks — 12.2%
Bank of America Corp.	1,644,450	22,232,964
Citigroup, Inc.	3,937,581	164,394,007
JPMorgan Chase & Co.	2,834,334	167,849,259
KeyCorp	1,933,830	21,349,483
Regions Financial Corp.	3,158,684	24,795,669
Wells Fargo & Co.	955,354	46,200,919

		446,822,301
Biotechnology — 1.5%
Baxalta, Inc.	1,395,670	56,385,068
Capital Markets — 1.1%
Ameriprise Financial, Inc.	86,630	8,144,086
KKR & Co. LP (a)	511,182	7,509,264
Morgan Stanley	973,060	24,336,231

		39,989,581
Chemicals — 0.5%
Akzo Nobel NV — ADR	438,959	9,951,200
Ashland, Inc.	47,080	5,176,917
LyondellBasell Industries NV, Class A	17,110	1,464,274

		16,592,391
Communications Equipment — 7.1%
Cisco Systems, Inc.	6,664,730	189,744,863
Nokia OYJ — ADR	3,505,350	20,716,619
Telefonaktiebolaget LM Ericsson — ADR	4,942,560	49,573,877

		260,035,359
Construction & Engineering — 0.4%
AECOM (a)	471,450	14,515,945
Consumer Finance — 6.6%
Capital One Financial Corp.	1,347,468	93,393,007
Discover Financial Services, Inc.	2,425,665	123,514,862

Common Stocks	Shares	Value
Consumer Finance (continued)
SLM Corp. (a)	3,753,702	$23,873,545

		240,781,414
Containers & Packaging — 0.7%
Avery Dennison Corp.	90,290	6,510,812
Bemis Co., Inc.	217,990	11,287,522
Crown Holdings, Inc. (a)	137,990	6,842,924

		24,641,258
Diversified Consumer Services — 0.0%
DeVry Education Group, Inc.	87,200	1,505,944
Diversified Financial Services — 1.7%
Nasdaq, Inc.	945,427	62,757,444
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	1,647,820	89,114,106
Electric Utilities — 3.4%
American Electric Power Co., Inc.	111,090	7,376,376
Exelon Corp.	3,258,300	116,842,638

		124,219,014
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	525,650	23,039,239
FMC Technologies, Inc. (a)	14,100	385,776
Halliburton Co.	92,960	3,320,531
Superior Energy Services, Inc.	2,178,267	29,166,995

		55,912,541
Food & Staples Retailing — 1.2%
CVS Health Corp.	77,960	8,086,791
Kroger Co.	917,000	35,075,250

		43,162,041
Health Care Equipment & Supplies — 5.8%
Baxter International, Inc.	1,738,720	71,426,618
Medtronic PLC	637,726	47,829,450
St. Jude Medical, Inc.	540,460	29,725,300
Zimmer Biomet Holdings, Inc.	613,826	65,452,266

		214,433,634
Hotels, Restaurants & Leisure — 0.0%
Wyndham Worldwide Corp.	5,220	398,965
Household Durables — 1.8%
Newell Rubbermaid, Inc.	1,361,582	60,304,467
Tupperware Brands Corp. (b)	72,280	4,190,794

		64,495,261
Independent Power and Renewable Electricity Producers — 4.0%
AES Corp.	8,358,320	98,628,176
Dynegy, Inc. (a)	3,383,360	48,618,883

		147,247,059

Portfolio Abbreviations
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Insurance — 4.8%
Genworth Financial, Inc., Class A (a)	3,826,460	$10,446,236
Hartford Financial Services Group, Inc.	1,281,623	59,057,188
Lincoln National Corp.	812,021	31,831,223
MetLife, Inc.	174,896	7,684,930
Prudential Financial, Inc.	488,423	35,273,909
XL Group PLC	911,563	33,545,518

		177,839,004
IT Services — 0.2%
Fidelity National Information Services, Inc.	34,000	2,152,540
First Data Corp. Class A (a)	410,880	5,316,787

		7,469,327
Media — 2.6%
Comcast Corp., Class A	512,060	31,276,625
Interpublic Group of Cos., Inc.	745,070	17,099,357
Omnicom Group, Inc.	122,770	10,218,147
Scripps Networks Interactive, Inc., Class A	541,380	35,460,390

		94,054,519
Metals & Mining — 0.6%
Allegheny Technologies, Inc.	168,800	2,751,440
Reliance Steel & Aluminum Co.	270,010	18,681,992

		21,433,432
Multiline Retail — 1.0%
Dollar General Corp.	19,410	1,661,496
Macy’s, Inc.	795,120	35,056,841

		36,718,337
Multi-Utilities — 0.0%
PG&E Corp.	8,570	511,800
Oil, Gas & Consumable Fuels — 12.5%
Apache Corp.	2,745,526	134,009,124
Devon Energy Corp.	1,671,980	45,879,131
Gulfport Energy Corp. (a)	2,168,490	61,455,007
Hess Corp.	86,440	4,551,066
Marathon Oil Corp.	8,235,943	91,748,405
Marathon Petroleum Corp.	826,082	30,713,729
Valero Energy Corp.	1,405,420	90,143,639

		458,500,101
Pharmaceuticals — 8.1%
Merck & Co., Inc.	2,700,720	142,895,095
Pfizer, Inc.	4,600,375	136,355,115
Teva Pharmaceutical Industries Ltd. — ADR	370,970	19,850,605

		299,100,815
Professional Services — 2.7%
Dun & Bradstreet Corp.	21,620	2,228,590
ManpowerGroup, Inc.	76,700	6,244,914
Nielsen Holdings NV	1,725,900	90,885,894

		99,359,398
Real Estate Investment Trusts (REITs) — 1.4%
Brixmor Property Group, Inc.	413,910	10,604,374
Outfront Media, Inc.	500,030	10,550,633
Starwood Property Trust, Inc.	1,517,300	28,722,489

		49,877,496
Semiconductors & Semiconductor Equipment — 4.7%
QUALCOMM, Inc.	2,994,600	153,143,844

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	846,130	$18,267,947

		171,411,791
Software — 0.0%
Oracle Corp.	45,970	1,880,633
Specialty Retail — 1.4%
Gap, Inc.	697,430	20,504,442
GNC Holdings, Inc., Class A	960,280	30,488,890

		50,993,332
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	381,470	41,576,415
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	556,360	8,846,124
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (a)	32,520	1,260,475
Air Lease Corp.	36,000	1,156,320

		2,416,795
Wireless Telecommunication Services — 2.0%
Telephone & Data Systems, Inc.	2,034,614	61,221,535
United States Cellular Corp. (a)	256,182	11,704,956

		72,926,491
Total Common Stocks — 99.2%		3,641,147,318

Preferred Stocks
Food Products — 0.4%
Tyson Foods, Inc., 4.75% (c)	229,918	17,124,293
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (c)	30,900	3,484,593
Total Preferred Stocks — 0.5%		20,608,886
Total Long-Term Investments (Cost — $3,261,989,851) — 99.7%		3,661,756,204

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	7,183,749	7,183,749
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)(f)	$139	138,592
Total Short-Term Securities (Cost — $7,322,341) — 0.2%		7,322,341
Total Investments (Cost — $3,269,312,192*) — 99.9%		3,669,078,545
Other Assets Less Liabilities — 0.1%		2,015,111

Net Assets — 100.0%		$3,671,093,656

2	BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,302,490,805

Gross unrealized appreciation	$674,147,210
Gross unrealized depreciation	(307,559,470)

Net unrealized appreciation	$366,587,740

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.
(c)	Convertible security.

(d)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	21,931,473	(14,747,724)	7,183,749	$39,403		$797
BlackRock Liquidity Series, LLC, Money Market Series	$2,139,519	$(2,000,927)	$138,592	10,154	[1]	—
Total			$7,322,341	$49,557		$797

[1]	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,661,756,204	—	—	$3,661,756,204
Short-Term Securities	7,183,749	$138,592	—	7,322,341

Total	$3,668,939,953	$138,592	—	$3,669,078,545

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,567	—	$—	$15,567
Liabilities:
Collateral on securities loaned at value	—	$(138,592)	—	(138,592)

Total	$15,567	$(138,592)	—	$(123,025)

During the period ended March 31, 2016, there were no transfers between levels.

4	BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Basic Value Fund, Inc.

Date: May 23, 2016